Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000227563 | 40171V100Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000227563 | 040413205Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000227563 | 12504L109CBRE Group, Inc. (Class A)
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000227563 | 874054109Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227563 | 36168Q104GFL Environmental, Inc. (Canada)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000227563 | 36262G101GXO Logistics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227563 | 942622200Watsco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227563 | 50212V100LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227563 | 00790R104Advanced Drainage Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227563 | 955306105West Pharmaceutical Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227563 | Common Stock Communication Services874054109
Holdings [Line Items]
Percent of Total Investments	5.20%
C000227563 | Common Stock Consumer Discretionary60646V105
Holdings [Line Items]
Percent of Total Investments	4.70%
C000227563 | Common Stock Consumer Staples05550J101
Holdings [Line Items]
Percent of Total Investments	5.40%
C000227563 | Common Stock Financials115236101
Holdings [Line Items]
Percent of Total Investments	13.90%
C000227563 | Common Stock Health Care955306105
Holdings [Line Items]
Percent of Total Investments	7.30%
C000227563 | Common Stock Industrials00790R104
Holdings [Line Items]
Percent of Total Investments	30.40%
C000227563 | Common Stock Information Technology040413205
Holdings [Line Items]
Percent of Total Investments	21.00%
C000227563 | Common Stock Materials038336103
Holdings [Line Items]
Percent of Total Investments	6.60%
C000227563 | Common Stock Real Estate12504L109
Holdings [Line Items]
Percent of Total Investments	5.50%
C000041206 | 874039100Taiwan Semiconductor Manufacturing Co., Ltd. ADR
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000041206 | N07059202ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000041206 | G25508105CRH, Plc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000041206 | G06940103BAE Systems, Plc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000041206 | J32491102Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000041206 | F9156M108Thales S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000041206 | J00210104Advantest Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000041206 | G5689U103London Stock Exchange Group, Plc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000041206 | F4035A557Safran S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000041206 | Y74718100Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000041206 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Total Investments	12.50%
C000041206 | Common Stock Communication ServicesBNZGVV1
Holdings [Line Items]
Percent of Total Investments	3.00%
C000041206 | Common Stock Consumer Discretionary4031976
Holdings [Line Items]
Percent of Total Investments	7.60%
C000041206 | Common Stock Consumer Staples01626P148
Holdings [Line Items]
Percent of Total Investments	0.20%
C000041206 | Common Stock EnergyBP6MXD8
Holdings [Line Items]
Percent of Total Investments	1.50%
C000041206 | Common Stock Financials11271J107
Holdings [Line Items]
Percent of Total Investments	8.90%
C000041206 | Common Stock Health Care592688105
Holdings [Line Items]
Percent of Total Investments	10.90%
C000041206 | Common Stock Industrials0263494
Holdings [Line Items]
Percent of Total Investments	26.40%
C000041206 | Common Stock Information Technology21037X100
Holdings [Line Items]
Percent of Total Investments	32.80%
C000041206 | Common Stock Materials7110753
Holdings [Line Items]
Percent of Total Investments	7.40%
C000041206 | Preferred Stocks Consumer DiscretionaryBJN59B8
Holdings [Line Items]
Percent of Total Investments	1.30%
C000041206 | Warrants Information TechnologyBR52TP7
Holdings [Line Items]
Percent of Total Investments	0.00%
C000041206 | Japan
Holdings [Line Items]
Percent of Total Investments	19.20%
C000041206 | France
Holdings [Line Items]
Percent of Total Investments	13.80%
C000041206 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	9.90%
C000041206 | Germany
Holdings [Line Items]
Percent of Total Investments	8.60%
C000041206 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.40%
C000041206 | Ireland
Holdings [Line Items]
Percent of Total Investments	7.40%
C000041206 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.70%
C000041206 | Canada
Holdings [Line Items]
Percent of Total Investments	6.00%
C000041206 | South Korea
Holdings [Line Items]
Percent of Total Investments	3.80%
C000041206 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.70%
C000041214 | 00914AAJ1Air Lease Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000041214 | 345397B28Ford Motor Credit Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041214 | 89788JAE9Truist Bank
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041214 | 04010LAZ6Ares Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041214 | 43852TCF0Honeywell International, Inc. Term A1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041214 | 78017DAF5Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041214 | 281020AS6Edison International
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041214 | Charter Communications Operating LLC Term B4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041214 | 37045XDD5General Motors Financial Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041214 | 58769JBC0Mercedes-Benz Finance North America LLC
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041214 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.60%
C000041214 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.20%
C000041214 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.90%
C000041214 | Loan Participations and Assignments
Holdings [Line Items]
Percent of Total Investments	6.90%
C000041214 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000041214 | Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.00%
C000041214 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.00%
C000041214 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	12.90%
C000041214 | U.S. Treasury Bonds and Notes
Holdings [Line Items]
Percent of Total Investments	0.20%
C000041213 | 00914AAJ1Air Lease Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000041213 | 345397B28Ford Motor Credit Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041213 | 89788JAE9Truist Bank
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041213 | 04010LAZ6Ares Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041213 | 43852TCF0Honeywell International, Inc. Term A1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041213 | 78017DAF5Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041213 | 281020AS6Edison International
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041213 | Charter Communications Operating LLC Term B4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041213 | 37045XDD5General Motors Financial Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041213 | 58769JBC0Mercedes-Benz Finance North America LLC
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041213 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.60%
C000041213 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.20%
C000041213 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.90%
C000041213 | Loan Participations and Assignments
Holdings [Line Items]
Percent of Total Investments	6.90%
C000041213 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000041213 | Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.00%
C000041213 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.00%
C000041213 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	12.90%
C000041213 | U.S. Treasury Bonds and Notes
Holdings [Line Items]
Percent of Total Investments	0.20%
C000201413 | 41068XAF7HA Sustainable Infrastructure Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201413 | 04010LBA0Ares Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201413 | L2000DAH7Connect Finco S.a.r.l.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201413 | 98919WAG8Zayo Issuer LLC 2025-2A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201413 | 060505GB4Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201413 | LendingTree, Inc. Term B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201413 | 69335PFP5PFS Financing Corp. 2024-F
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201413 | 65341BAD8XPLR Infrastructure LP
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201413 | 69144BAA5Oxford Finance Funding Trust LLC 2025-1A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201413 | 46117WAA0INTOWN Mortgage Trust 2025-STAY
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201413 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.40%
C000201413 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.90%
C000201413 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	37.00%
C000201413 | Loan Participations and Assignments
Holdings [Line Items]
Percent of Total Investments	10.90%
C000201413 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000201413 | Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.00%
C000201413 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	3.10%
C000201413 | U.S. Treasury Bonds and Notes
Holdings [Line Items]
Percent of Total Investments	24.00%
C000201413 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000214426 | 02079K107Alphabet, Inc. (Class C)
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000214426 | 594918104Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000214426 | 482480100KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000214426 | 57636Q104Mastercard, Inc. (Class A)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000214426 | 68389X105Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000214426 | 023135106Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214426 | 084670702Berkshire Hathaway, Inc. (Class B)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214426 | 037833100Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214426 | 94106L109Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000214426 | 09857L108Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000214426 | Common Stock Communication Services02079K107
Holdings [Line Items]
Percent of Total Investments	8.00%
C000214426 | Common Stock Consumer Discretionary023135106
Holdings [Line Items]
Percent of Total Investments	11.40%
C000214426 | Common Stock Consumer Staples191216100
Holdings [Line Items]
Percent of Total Investments	5.50%
C000214426 | Common Stock Financials084670702
Holdings [Line Items]
Percent of Total Investments	17.80%
C000214426 | Common Stock Health Care002824100
Holdings [Line Items]
Percent of Total Investments	11.40%
C000214426 | Common Stock Industrials053015103
Holdings [Line Items]
Percent of Total Investments	7.00%
C000214426 | Common Stock Information Technology00724F101
Holdings [Line Items]
Percent of Total Investments	35.80%
C000214426 | Common Stock MaterialsBNZHB81
Holdings [Line Items]
Percent of Total Investments	3.10%
C000105435 | 914713U75University of North Carolina at Chapel Hill, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105435 | 13013JAR7California Community Choice Financing Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000105435 | 45204FQD0Illinois Finance Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105435 | 79575EAS7Salt Verde Financial Corp., Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105435 | 677561LD2State of Ohio, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105435 | 88256RAK2Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105435 | 838810ED7City of South Miami Health Facilities Authority, Inc., Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105435 | 154871CU9Central Plains Energy Project, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105435 | 64971XKU1New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105435 | 64972GC85New York City Municipal Water Finance Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105435 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000105435 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.90%
C000105435 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	97.90%
C000105434 | 914713U75University of North Carolina at Chapel Hill, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105434 | 13013JAR7California Community Choice Financing Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000105434 | 45204FQD0Illinois Finance Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105434 | 79575EAS7Salt Verde Financial Corp., Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105434 | 677561LD2State of Ohio, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105434 | 88256RAK2Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105434 | 838810ED7City of South Miami Health Facilities Authority, Inc., Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105434 | 154871CU9Central Plains Energy Project, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105434 | 64971XKU1New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105434 | 64972GC85New York City Municipal Water Finance Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105434 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000105434 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.90%
C000105434 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	97.90%
C000041211 | BNP Paribas
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000041211 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000041211 | National Australia Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000041211 | Societe Generale
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000041211 | 912797RN9U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000041211 | 912797QY6U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000041211 | 912797RH2U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000041211 | 912797QP5U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000041211 | 912797QQ3U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000041211 | 912797QR1U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000041211 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.60%
C000041211 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	79.30%
C000041211 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	19.10%